Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2024
Disclosure In Investments In Associates And Joint Ventures [Abstract]
Investments Accounted for Using Equity Method
16.
INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Investments in associates	$8,243	$8,870
Investment in joint venture	9	9
	$8,252	$8,879

a.
Investments in associates

Investments in associates were as follows:

	Carrying Amount
	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	$4,293	$3,951

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	1,409	1,849
KingwayTek Technology Co., Ltd. (“KWT”)	229	242

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	543	573
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	309	373
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	285	313
Taiwania Hive Technology Fund L.P. (“TWTF”)	—	276
WiAdvance Technology Corporation (“WATC”)	212	274
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	258	253
So-net Entertainment Taiwan Limited (“So-net”)	226	193
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	165	151
Taiwan International Ports Logistics Corporation (“TIPL”)	120	132
Porrima Inc. (“PORRIMA”)	—	78
CHT Infinity Singapore Pte., Ltd. (“CISG”)	57	61
Imedtac Co., Ltd. (“IME”)	47	57
Click Force Co., Ltd. (“CF”)	42	51
AgriTalk Technology Inc. (“ATT”)	31	26
Baohwa Trust Co., Ltd. (“BHT”)	10	12
Cornerstone Ventures Co., Ltd. (“CVC”)	7	5
	$8,243	$8,870

The percentages of ownership interests and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership Interests and Voting Rights
	December 31
	2023	2024
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	46	46

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	34	33
KingwayTek Technology Co., Ltd. (“KWT”)	23	23

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
Taiwania Hive Technology Fund L.P. (“TWTF”)	—	42
WiAdvance Technology Corporation (“WATC”)	19	16
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
So-net Entertainment Taiwan Limited (“So-net”)	30	30
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
Porrima Inc. (“PORRIMA”)	—	10
CHT Infinity Singapore Pte., Ltd. (“CISG”)	40	40
Imedtac Co., Ltd. (“IME”)	7	10
Click Force Co., Ltd. (“CF”)	49	49
AgriTalk Technology Inc. (“ATT”)	29	29
Baohwa Trust Co., Ltd. (“BHT”)	25	25
Cornerstone Ventures Co., Ltd. (“CVC”)	49	49

Summarized financial information of NCB was set out below:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Assets	$37,431	$48,637
Liabilities	(28,084)	(40,043)

Equity	$9,347	$8,594

The percentage of ownership interest held by the Company	46.26%	46.26%

Equity attributable to the Company	$4,324	$3,975
Unrealized gain or loss from downstream transactions	(31)	(24)

The carrying amount of investment	$4,293	$3,951

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
		(In Millions)
Net Revenues (losses)	$(47)	$10	$314

Net loss for the period	$(1,004)	$(969)	$(747)
Other comprehensive income (loss)	(10)	14	(6)
Total comprehensive loss for the period	$(1,014)	$(955)	$(753)

Except for NCB, no associate is considered individually material to the Company. Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$868	$647	$494
The Company’s share of other comprehensive income (loss)	13	(23)	40
The Company’s share of total comprehensive income	$881	$624	$534

The Level 1 fair values of associates based on the closing market prices as of the balance sheet dates were as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
SNI	$4,062	$3,838
KWT	$988	$897

The Company invested and obtained 50% ownership interest in CPFI. However, as the Company has only two out of five seats of the Board of Directors of CPFI, the Company has no control but significant influence over CPFI. Therefore, the Company recognized CPFI as an investment in associate.

The Company subscribed for all the shares in the capital increase of ATT at the amount of $32 million in November 2022. Therefore, the Company’s ownership interest in ATT increased to 29.33% as of December 31, 2022.

STS reduces its capital in April 2022 and the Company received $340 million from capital reduction. The Company’s ownership interest in STS remained the same.

CVC was approved to end and dissolve its business in November 2024. The liquidation of CVC is still in process. The Company invested and obtained 49% ownership interest in CVC. However, as the Company has only two out of five seats of the Board of Directors of CVC, the Company has no control but significant influence over CVC. Therefore, the Company recognized CVC as an investment in associate.

The Company increased its investment in IME proportionally at the amount of $11 million in December 2023, and increased its investment in IME in higher proportion to the original shareholder percentage at the amount of $32 million in April 2024, respectively. Therefore, the Company’s ownership interest in IME increased to 10.00% as of December 31, 2024. As the Company continues to control one out of five seats of the Board of Directors of IME, the Company has significant influence over IME.

The Company did not participate in the capital increase of WATC in January 2024. WATC issued new shares in March 2022, October 2022, April 2023, September 2023, December 2023, March 2024 and September 2024 as its employees exercised option. Therefore, the Company’s ownership interest in WATC decreased to 20.05%, 19.22% and 16.24% as of December 31, 2022, December 31, 2023, and December 31, 2024,respectively. However, as the Company continues to control one out of five seats of the Board of Directors of WATC, the Company has significant influence over WATC.

The Company invested $20 million and obtained 40.00% ownership interest in BHT in March 2022. BHT mainly engages in VR integration and AIoT security services. The Company did not participate in the capital increase of BHT in September 2023. Therefore, the Company’s ownership interest in BHT decreased to 25.00%.

The Company’s ownership interest in NCB was originally 41.90%. NCB reduced 26.43% of its capital to offset accumulated deficits and increased its capital in December 2023. The Company increased its investment in NCB in higher proportion to the original shareholder percentage at the amount of $1,544 million. Therefore, the Company’s ownership interest in NCB increased to 46.26% as of December 31, 2023. Although Chunghwa is the single largest stockholder of NCB, it only obtained six out of fifteen seats of the Board of Directors of NCB. In addition, the management considered the size of ownership interest and the dispersion of shares owned by the other stockholders, other holdings are not extremely dispersed. Chunghwa is not able to direct its relevant activities. Therefore, Chunghwa does not have control over NCB and merely has significant influence over NCB and treats it as an associate.

KWT transferred its treasury stock repurchased from December 2019 to February 2020 to employees in October 2024. Therefore, the Company’s ownership interest in KWT decreased to 22.58% as of December 31, 2024.

The Company increased its investment in SNI in lower proportion to the original shareholder percentage at the amount of $376 million in October 2024. Therefore, the Company’s ownership interest in SNI decreased to 33.16% as of December 31, 2024.

Chunghwa’s Board of Directors approved an investment in TWTF at the amount of USD 30 million in February 2024. The Company initially invested $288 million (USD 9 million) in August 2024 and obtained 41.75% ownership interest in TWTF. TWTF mainly engages in investment.

The Company participated in the capital increase of PORRIMA at the amount of $80 million in May 2024 and obtained 10.00% ownership interest. PORRIMA mainly engages in designing and selling zero-emission ships. As the Company has one out of five seats of the Board of Directors of PORRIMA, the Company has significant influence over PORRIMA.

The Company’s share of profits and other comprehensive income (loss) of associates was recognized based on the audited financial statements.

b.
Investment in joint venture

Investment in joint venture was as follows:

	Carrying Amount		% of Ownership Interests and Voting Rights
	December 31		December 31
Name of Joint Venture	2023	2024	2023	2024
Non-listed
Chunghwa SEA Holdings (“CHT SEA”)	$9	$9	51	51

The Company invested and established a joint venture, CHT SEA, with Delta Electronics, Inc. and Kwang Hsing Industrial Co., Ltd. and obtained 51% ownership interest of CHT SEA. However, according to the mutual agreements among stockholders, the Company does not individually direct CHT SEA’s relevant activities and has joint control with the other party; therefore, the Company treated CHT SEA as a joint venture.

The joint venture is not considered individually material to the Company. Summarized financial information of CHT SEA was set out below:

Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
(In Millions)
The Company’s share of loss	$—	$—	$—
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$—	$—	$—

The above amounts are less than one million and not zero.

The Company’s share of loss and other comprehensive income of the joint venture was recognized based on the audited financial statements.